Restatement of Previously Issued Financial Statements (Details)	9 Months Ended
Sep. 30, 2021 USD ($) shares
Class B Ordinary Shares [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Cancellation shares | shares	5,000,000
Class A Ordinary Shares [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Transfer shares | $	$ 5,000,000